Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2024	2023	2022
	$m	$m	$m
Trade receivables	8,335	8,452	7,271
Less: Expected credit loss provision (Note 28)	(33)	(45)	(59)
	8,302	8,407	7,212
Other receivables	1,579	1,639	1,659
Prepayments	1,737	1,617	1,329
Government grants receivable	25	11	25
Accrued income	1,329	452	296
Trade and other receivables	12,972	12,126	10,521